Quarterly Report
February 28, 2025
MFS®  Government Markets Income Trust
MGF-Q1

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.0%
U.S. Bonds – 94.3%
Asset-Backed & Securitized – 5.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)	$1,155,106	$47,455
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.928% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	323,500	323,045
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.926% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	175,500	174,340
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.826% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	374,500	375,025
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.99% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	509,012
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	68,984	69,664
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.212%, 7/15/2054 (i)	1,111,306	61,755
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.584%, 2/15/2054 (i)	965,263	69,255
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.464%, 12/15/2055 (i)	1,225,028	42,878
BDS Ltd., 2024-FL13, “A”, FLR, 5.89% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,577
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.258%, 2/15/2054 (i)	1,957,410	104,208
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.137%, 3/15/2054 (i)	1,163,222	52,686
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.882%, 6/15/2054 (i)	1,593,464	59,056
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.234%, 7/15/2054 (i)	1,417,755	78,814
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.259%, 8/15/2054 (i)	2,175,329	123,489
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.02%, 9/15/2054 (i)	1,869,620	76,937
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 5.626% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	20,527	20,483
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 5.906% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	253,500	252,685
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	88,226	90,621
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.726% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	336,516
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.439% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	224,756	226,003
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.82%, 12/15/2072 (i)(n)	1,303,699	43,464
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.285%, 2/15/2054 (i)	1,481,744	87,219
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.765%, 4/15/2054 (i)	989,696	33,473
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.032%, 6/15/2064 (i)	983,104	46,375
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	22,585	22,642
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	57,314	57,947
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	18,256	18,287
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	283,500	283,169
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 6.076% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	500,359
MF1 2021-FL5 Ltd., “AS”, FLR, 5.626% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	173,500	173,044
MF1 2021-FL5 Ltd., “B”, FLR, 5.876% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	279,500	277,108
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.812%, 12/15/2051 (i)	1,480,562	38,087
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.28%, 5/15/2054 (i)	731,013	38,799
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.173%, 6/15/2054 (i)	1,098,501	51,022
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.082%, 10/15/2054 (i)	3,327,149	153,015
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	121,000	121,817
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	50,000	50,354
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	91,807	92,361
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	79,638	80,133
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	63,000	63,846
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	158,919	159,010
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.634% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	83,773	83,710
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	14,875	14,893
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	178,960	179,587
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	75,422	75,616
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	98,474	99,503
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.931%, 1/15/2052 (i)(n)	834,174	23,503
		$6,062,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Broadcasting – 0.8%
Walt Disney Co., 3.5%, 5/13/2040	$612,000	$504,320
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	379,000	340,467
		$844,787
Cable TV – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$56,000	$55,923
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	77,296
		$133,219
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$230,275
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$148,827
Electronics – 0.6%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$617,549
Food & Beverages – 0.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$488,000	$454,511
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	35,683
		$490,194
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$42,000	$41,285
Insurance – 0.5%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$482,036
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$159,853
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$73,957
Major Banks – 1.9%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$659,905
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	658,822
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	555,241
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	128,577
		$2,002,545
Medical & Health Technology & Services – 0.9%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$109,638
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	93,800
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	559,911
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	176,361
		$939,710
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$93,453
Mortgage-Backed – 39.8%
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	$2,164,475	$2,045,801
Fannie Mae, 3.5%, 1/25/2030 - 6/25/2048	1,185,670	1,105,595
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	120,285	124,955
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	173,934	159,253
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	47,154	3,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$73,575	$5,516
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	721,423	737,568
Fannie Mae, 6%, 8/01/2034 - 9/01/2054	870,426	891,834
Fannie Mae, 5%, 6/01/2035 - 3/25/2042	237,156	240,409
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,634,159	1,576,392
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	296,419	294,603
Fannie Mae, 2.25%, 4/25/2041	56,278	53,471
Fannie Mae, 1.75%, 9/25/2041	81,256	77,297
Fannie Mae, 2.75%, 9/25/2042	61,114	58,581
Fannie Mae, 4.716%, 2/25/2043	20,385	20,274
Fannie Mae, 4.766%, 12/25/2045	26,397	25,981
Fannie Mae, 2%, 4/25/2046 - 6/01/2051	131,752	112,474
Fannie Mae, 1.533%, 9/25/2046 (i)	81,077	8,992
Fannie Mae, 4%, 9/25/2050 (i)	119,063	23,499
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2052	3,335,889	2,837,499
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	1,853,436	1,535,503
Fannie Mae, UMBS, 1.5%, 3/01/2051	113,047	86,035
Fannie Mae, UMBS, 3%, 5/01/2051 - 6/01/2052	1,186,125	1,040,370
Fannie Mae, UMBS, 4%, 8/01/2051	89,241	84,972
Fannie Mae, UMBS, 4.5%, 9/01/2052	75,830	73,486
Fannie Mae, UMBS, 5.5%, 11/01/2052	275,342	277,840
Fannie Mae, UMBS, 6%, 12/01/2052 - 7/01/2054	625,643	640,441
Fannie Mae, UMBS, 5%, 5/01/2053 - 12/01/2054	975,402	960,866
Freddie Mac, 0.069%, 5/25/2025 (i)	21,790,570	4,564
Freddie Mac, 3.208%, 2/25/2026	168,472	166,771
Freddie Mac, 2.57%, 7/25/2026	750,000	733,784
Freddie Mac, 3.12%, 9/25/2026	200,000	196,391
Freddie Mac, 2.525%, 10/25/2026	97,187	94,557
Freddie Mac, 2.797%, 12/25/2026	51,230	50,534
Freddie Mac, 3.413%, 12/25/2026	300,000	295,163
Freddie Mac, 1.375%, 3/25/2027 (i)	391,000	9,969
Freddie Mac, 3.243%, 4/25/2027	390,961	382,977
Freddie Mac, 3.117%, 6/25/2027	400,000	390,131
Freddie Mac, 0.564%, 7/25/2027 (i)	8,094,008	92,009
Freddie Mac, 0.41%, 8/25/2027 (i)	6,229,447	56,456
Freddie Mac, 0.293%, 1/25/2028 (i)	11,161,767	90,755
Freddie Mac, 0.3%, 1/25/2028 (i)	4,672,750	38,518
Freddie Mac, 0.128%, 2/25/2028 - 8/25/2033 (i)	16,279,604	93,454
Freddie Mac, 0.116%, 4/25/2028 (i)	8,762,760	37,277
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	1,798,956	1,663,502
Freddie Mac, 4.86%, 10/25/2028	52,609	53,519
Freddie Mac, 4.804%, 3/25/2029	263,057	262,676
Freddie Mac, 0.443%, 5/25/2029 (i)	2,264,756	40,904
Freddie Mac, 1.005%, 7/25/2029 (i)	1,648,656	55,360
Freddie Mac, 1.086%, 7/25/2029 (i)	1,234,891	49,629
Freddie Mac, 1.138%, 8/25/2029 (i)	2,511,817	108,244
Freddie Mac, 4.814%, 9/25/2029	194,973	194,972
Freddie Mac, 4.808%, 12/25/2029	137,309	137,219
Freddie Mac, 1.589%, 1/25/2030 (i)	252,963	16,231
Freddie Mac, 1.798%, 4/25/2030 - 5/25/2030 (i)	1,990,481	161,849
Freddie Mac, 1.867%, 4/25/2030 (i)	1,277,474	104,109
Freddie Mac, 1.666%, 5/25/2030 (i)	612,877	46,735
Freddie Mac, 1.114%, 6/25/2030 (i)	884,903	43,421
Freddie Mac, 1.341%, 6/25/2030 (i)	559,633	34,738
Freddie Mac, 4.704%, 6/25/2030	104,869	104,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4.744%, 6/25/2030	$69,059	$68,902
Freddie Mac, 1.598%, 8/25/2030 (i)	633,757	47,881
Freddie Mac, 1.169%, 9/25/2030 (i)	314,905	17,732
Freddie Mac, 1.08%, 11/25/2030 (i)	789,331	42,504
Freddie Mac, 4.878%, 11/25/2030	261,301	261,430
Freddie Mac, 0.323%, 1/25/2031 (i)	2,844,664	42,415
Freddie Mac, 0.78%, 1/25/2031 (i)	873,865	35,213
Freddie Mac, 0.935%, 1/25/2031 (i)	663,744	31,392
Freddie Mac, 0.354%, 2/25/2031 (i)	734,976	16,540
Freddie Mac, 0.512%, 3/25/2031 (i)	2,260,026	56,193
Freddie Mac, 0.731%, 3/25/2031 (i)	973,113	37,821
Freddie Mac, 1.215%, 5/25/2031 (i)	399,402	25,595
Freddie Mac, 0.938%, 7/25/2031 (i)	489,989	25,675
Freddie Mac, 1.214%, 7/25/2031 (i)	984,709	65,945
Freddie Mac, 0.536%, 9/25/2031 (i)	2,619,786	80,042
Freddie Mac, 0.855%, 9/25/2031 (i)	2,591,485	121,622
Freddie Mac, 0.349%, 11/25/2031 (i)	3,899,181	80,848
Freddie Mac, 0.496%, 12/25/2031 (i)	3,898,081	111,226
Freddie Mac, 0.567%, 12/25/2031 (i)	644,718	20,632
Freddie Mac, 0.154%, 11/25/2032 (i)	3,670,222	50,044
Freddie Mac, 0.266%, 5/25/2033 (i)	700,000	15,310
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	1,890,208	1,780,817
Freddie Mac, 0.176%, 10/25/2033 (i)	2,363,261	41,315
Freddie Mac, 0.905%, 9/25/2034 (i)	516,084	37,341
Freddie Mac, 0.056%, 1/25/2035 (i)	4,660,229	45,316
Freddie Mac, 0.427%, 1/25/2035 (i)(w)	1,866,669	45,480
Freddie Mac, 4.653%, 4/15/2035	6,129	6,086
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	184,158	192,434
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	130,296	134,251
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	566,496	574,473
Freddie Mac, 5.5%, 2/15/2036 (i)	20,336	3,322
Freddie Mac, 6.5%, 5/01/2037	19,830	20,506
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	137,403	132,356
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	316,045	314,752
Freddie Mac, 4.5%, 12/15/2040 (i)	3,031	282
Freddie Mac, 5.802%, 10/25/2053	41,157	42,061
Freddie Mac, 5.702%, 2/25/2055	234,634	235,949
Freddie Mac, 5.852%, 2/25/2055	204,766	207,140
Freddie Mac, 5.45%, 3/25/2055	300,000	300,594
Freddie Mac, 0.32%, 6/25/2055 (i)	4,502,658	96,911
Freddie Mac, 3.25%, 11/25/2061	179,375	163,713
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	1,143,526	971,298
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	1,540,001	1,248,817
Freddie Mac, UMBS, 1.5%, 6/01/2051	424,568	323,549
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	112,719	103,022
Freddie Mac, UMBS, 3%, 4/01/2052 - 6/01/2052	561,831	490,257
Freddie Mac, UMBS, 4%, 5/01/2052	163,943	155,019
Freddie Mac, UMBS, 5%, 7/01/2052 - 11/01/2054	467,876	462,113
Freddie Mac, UMBS, 5.5%, 4/01/2053	62,329	63,155
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	247,070	28,761
Ginnie Mae, 5.5%, 7/15/2033 - 10/20/2053	714,654	723,579
Ginnie Mae, 5.656%, 8/20/2034	48,154	49,095
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	260,799	249,451
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	53,963	7,925
Ginnie Mae, 0.973%, 5/20/2041 (i)	112,147	9,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 9/20/2041 - 5/20/2054	$1,196,704	$1,162,895
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	552,742	517,264
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	1,722,213	1,477,336
Ginnie Mae, 2.25%, 9/20/2043	8,629	8,493
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,294,854	1,158,305
Ginnie Mae, 4.726%, 10/20/2045	149,429	145,595
Ginnie Mae, 2.5%, 2/20/2051 (i)	89,868	11,082
Ginnie Mae, 2%, 1/20/2052 - 4/20/2052	1,238,033	1,017,183
Ginnie Mae, 5%, 1/20/2053 - 12/20/2054	335,629	331,910
Ginnie Mae, 7%, 12/20/2053	12,759	13,147
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	597,659	610,182
Ginnie Mae, 5.496%, 3/20/2064	192,184	193,491
Ginnie Mae, 5.546%, 3/20/2064	92,550	93,142
Ginnie Mae, 5.12%, 7/20/2064	50,383	50,626
Ginnie Mae, 5.127%, 2/20/2067	96,011	96,109
Ginnie Mae, 5.841%, 3/20/2067	209,823	210,222
Ginnie Mae, 6.417%, 7/20/2067	257,731	259,668
Ginnie Mae, 4.911%, 2/20/2075	274,082	272,840
Ginnie Mae, TBA, 5.5%, 3/15/2055 - 4/15/2055	225,000	225,432
Ginnie Mae, TBA, 6%, 3/15/2055	200,000	202,700
UMBS, TBA, 6%, 3/25/2054	525,000	533,577
UMBS, TBA, 6.5%, 3/25/2054	225,000	231,771
UMBS, TBA, 2%, 3/15/2055 - 4/25/2055	2,236,626	1,789,629
		$42,041,891
Municipals – 2.2%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$175,000	$174,320
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	655,332
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	4,297
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	189,604
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	415,000	382,573
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	855	844
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	38,501
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	924,103
		$2,369,574
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc., 4.375%, 4/15/2040	$650,000	$579,838
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 2.21%, 2/01/2033	$47,798	$44,332
Small Business Administration, 2.22%, 3/01/2033	74,862	69,785
Small Business Administration, 3.15%, 7/01/2033	61,069	58,363
Small Business Administration, 3.62%, 9/01/2033	59,834	57,921
		$230,401
U.S. Treasury Obligations – 38.8%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,858,267
U.S. Treasury Bonds, 5.25%, 2/15/2029	572,000	600,175
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	672,813
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	353,666
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,121,303
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,571,526
U.S. Treasury Bonds, 3.25%, 5/15/2042	165,000	140,534
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	375,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$1,697,100	$1,348,399
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	2,929,272
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,652,381
U.S. Treasury Bonds, 4.25%, 8/15/2054	217,000	208,523
U.S. Treasury Notes, 3.875%, 4/30/2025	2,007,000	2,005,373
U.S. Treasury Notes, 4.25%, 5/31/2025	1,898,000	1,897,203
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,672,241
U.S. Treasury Notes, 5%, 9/30/2025	3,216,000	3,229,241
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	544,992
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	650,899
U.S. Treasury Notes, 2%, 11/15/2026 (f)	6,071,000	5,870,372
U.S. Treasury Notes, 3.75%, 8/15/2027	1,592,000	1,583,480
U.S. Treasury Notes, 4%, 2/29/2028	3,068,000	3,069,798
U.S. Treasury Notes, 4.625%, 4/30/2031	534,000	549,791
		$40,905,739
Utilities - Electric Power – 1.0%
FirstEnergy Corp., 3.9%, 7/15/2027	$694,000	$680,137
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	361,259
		$1,041,396
Total U.S. Bonds		$99,489,376
Foreign Bonds – 4.7%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,872
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$390,800
Chile – 0.7%
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)	$186,000	$190,088
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	200,000	198,176
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	200,000	204,571
Republic of Chile, 2.55%, 1/27/2032	200,000	171,576
		$764,411
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$453,758
India – 0.9%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$273,150
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	334,242
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	373,185
		$980,577
Indonesia – 0.3%
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$349,657
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$315,538
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$355,396
Philippines – 0.2%
Republic of Philippines, 5.5%, 1/17/2048	$200,000	$198,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Poland – 0.3%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)	$264,000	$276,671
United Kingdom – 0.8%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$600,870
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	206,224
		$807,094
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$99,458
Total Foreign Bonds		$5,007,669
Total Bonds		$104,497,045
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.38% (v)	3,408,632	$3,408,972

Other Assets, Less Liabilities – (2.3)%		(2,383,665)
Net Assets – 100.0%		$105,522,352
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,408,972 and $104,497,045, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,042,592, representing 8.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 2/28/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	44	$4,888,125	June - 2025	$49,759
U.S. Treasury Note 2 yr	Long	USD	52	10,762,375	June - 2025	39,015
U.S. Treasury Note 5 yr	Long	USD	213	22,990,688	June - 2025	250,523
						$339,297

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	5	$620,625	June - 2025	$(4,082)
U.S. Treasury Ultra Note 10 yr	Short	USD	1	114,250	June - 2025	(1,597)
						$(5,679)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/26/54	USD	300,000	centrally cleared	3.912% / Annually	Daily SOFR / Annually	$9,462	$—	$9,462
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	1,600,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(12,777)	$—	$(12,777)
12/26/26	USD	2,000,000	centrally cleared	Daily SOFR / Annually	4.1635% / Annually	(9,638)	—	(9,638)
12/26/29	USD	2,300,000	centrally cleared	Daily SOFR / Annually	4.085% / Annually	(35,414)	—	(35,414)
						$(57,829)	$—	$(57,829)
At February 28, 2025, the fund had liquid securities with an aggregate value of $558,902 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$41,136,139	$—	$41,136,139
Non - U.S. Sovereign Debt	—	2,663,003	—	2,663,003
Municipal Bonds	—	2,369,574	—	2,369,574
U.S. Corporate Bonds	—	7,878,924	—	7,878,924
Residential Mortgage-Backed Securities	—	42,728,101	—	42,728,101
Commercial Mortgage-Backed Securities	—	2,711,457	—	2,711,457
Asset-Backed Securities (including CDOs)	—	2,665,180	—	2,665,180
Foreign Bonds	—	2,344,667	—	2,344,667
Investment Companies	3,408,972	—	—	3,408,972
Total	$3,408,972	$104,497,045	$—	$107,906,017
Other Financial Instruments
Futures Contracts – Assets	$339,297	$—	$—	$339,297
Futures Contracts – Liabilities	(5,679)	—	—	(5,679)
Swap Agreements – Assets	—	9,462	—	9,462
Swap Agreements – Liabilities	—	(57,829)	—	(57,829)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,061,024	$6,253,761	$4,905,909	$96	$—	$3,408,972
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,280	$—